CONSOLIDATED STATEMENTS OF CASH FLOWS - Reconciles cash, cash equivalents, restricted cash and customer funds & Supplemental schedule about acquisition - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Additional cash flow information
Repayment of long-term debt associated with related party	$ 3,766
Reconciles cash, cash equivalents, restricted cash and customer funds
Cash and cash equivalents	465,926	$ 102,988	$ 114,896
Current restricted cash	3,000	26,394	18,909
Non-current restricted cash	5,113	5,199	6,235
Customer funds	4,364,394	3,278,708	1,656,477
Total cash, cash equivalents, restricted cash and customer funds shown in the consolidated statements of cash flows	4,838,433	3,413,289	1,796,517
Customer funds in transit	36,860	$ 68,014	$ 30,301
Supplemental schedule about Reverse Recapitalization
Cash held by FTOC and cash related to FTOC trust, net of redemptions	574,961
Less cash consideration paid to Legacy Payoneer Shareholders	398,201
Less cash paid associated with transaction costs allocated to Reverse Recapitalization	68,117
Reverse Recapitalization financing	108,643
Cash related to PIPE	300,000
Less cash paid associated with transaction costs allocated to PIPE	19,815
PIPE financing	280,185
Net contributions from Reverse Recapitalization and PIPE financing	388,828
Optile
Net fair value of assets acquired and liabilities assumed at the date of acquisition was as follows:
Working capital deficit, net (excluding cash and cash equivalents in the amount of $196)	(29)
Property, plant and equipment	162
Goodwill	20,449
Identifiable intangible assets	17,805
Non-cash consideration	(22,905)
Total cash paid, net of cash acquired	15,482
Cash and cash equivalents	$ 196